Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 74.9	$ 66.3
Percentage of Prepaid Reinsurance Premiums	100.00%	100.00%
Reinsurance Recoverables	1,090.2	901.0
Percentage of Reinsurance Recoverables	100.00%	100.00%
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	71.1	60.3
Percentage of Prepaid Reinsurance Premiums	95.00%	91.00%
Reinsurance Recoverables	1,005.3	856.1
Percentage of Reinsurance Recoverables	92.00%	95.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	29.5	25.4
Percentage of Prepaid Reinsurance Premiums	40.00%	38.00%
Reinsurance Recoverables	875.9	739.2
Percentage of Reinsurance Recoverables	80.00%	82.00%
State Reinsurance Plan | Commercial Auto Insurance Procedures Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	21.1	15.4
Percentage of Prepaid Reinsurance Premiums	28.00%	23.00%
Reinsurance Recoverables	79.3	66.3
Percentage of Reinsurance Recoverables	7.00%	7.00%
State Reinsurance Plan | North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	20.5	19.5
Percentage of Prepaid Reinsurance Premiums	27.00%	30.00%
Reinsurance Recoverables	50.1	50.6
Percentage of Reinsurance Recoverables	5.00%	6.00%
Non-State Reinsurance Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	3.8	6.0
Percentage of Prepaid Reinsurance Premiums	5.00%	9.00%
Reinsurance Recoverables	$ 84.9	$ 44.9
Percentage of Reinsurance Recoverables	8.00%	5.00%